SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies
Loss on disposal of vehicles and held-for-reclassification	¥ 5,055,620	¥ 516,550	¥ 9,117,467
Impairment of intangible assets and long-lived assets
Impairment of long-lived assets	0	0	¥ 0
Net investment in direct financing leases
Total direct financing leases revenues	7,197,316	1,167,659
Car rental operating licenses and vehicle license plates
Significant Accounting Policies
Gross carrying value	¥ 45,367,164	¥ 38,246,326
In-car equipment
Significant Accounting Policies
Estimated useful lives	3 years
Office furniture and equipment
Significant Accounting Policies
Estimated useful lives	5 years
Minimum
Significant Accounting Policies
Estimated holding period of vehicles	3 years
Holding period for vehicles subject to the repurchase programs	12 months
No GPS track period for missing car	6 months
Minimum | Vehicles
Significant Accounting Policies
Estimated useful lives	3 years
Minimum | Software
Significant Accounting Policies
Estimated useful lives	3 years
Minimum | Leasehold improvements
Significant Accounting Policies
Estimated useful lives	1 year
Maximum
Significant Accounting Policies
Estimated holding period of vehicles	4 years
Holding period for vehicles subject to the repurchase programs	24 months
Maximum | Vehicles
Significant Accounting Policies
Estimated useful lives	4 years
Maximum | Software
Significant Accounting Policies
Estimated useful lives	5 years
Maximum | Leasehold improvements
Significant Accounting Policies
Estimated useful lives	5 years